CRVNA 2021-N2 Servicer Report Distribution Date: 11/10/2026 Collection Period: 10/1/2026 Through 10/31/2026 Accrual Period: 10/13/2026 Through 11/9/2026 Principal Balance Rollforward of Receivables and Additional Collection Activity Unit Principal Principal Reconciliation Reconciliation (1) Beginning Pool Balance (1) 4,194 22,290,805.47 (2) Collateral Pledged (Subsequent Receivables Acquired in Collection Period) (2) 0 0.00 (3) Collateral Takeout & Unwinds (3) 0 0.00 (4) Principal Collections (4) (5) Total collections allocable to principal & Units Paid in Full (5) 158 1,816,888.88 (6) Purchased Receivables & receivables purchased pursuant to section 6.1 (6) 0 0.00 (7) Charged-Off Losses (Gross) (7) (8) Charged-off Losses (system current period) (8) 55 428,805.40 (9) Ending Pool Balance (9) 3,981 20,045,111.19 Interest, Fees and Recoveries (10) Collections allocable to interest (10) 357,817.86 (11) Collections from Recoveries (prior charge-offs) (11) 215,026.78 (12) All other amounts and fees received and not allocable to principal (12) 21,892.77 (13) Total non-Principal Collections (13) 594,737.41 (14) Original Pool Balance as of Cutoff Date (14) 400,000,003.48 (15) The Pool Factor as of the close of business on the last day set forth above {(9)/(14)} (15) 5.01% Overcollateralization & Principal Calculations (16) Overcollateralization in Dollars (16) 5,954,559.07 (17) Overcollateralization Target Amount (Greater of {4.6% * (9)} or {1.5% * (14)} (17) 6,000,000.05 (18) Beginning of Period AAA through BB Note Balance {sum of (25:30)} (18) 16,367,406.85 (19) Ending Collateral Balance {(9)} (19) 20,045,111.19 (20) OC Target Amount {(17)} (20) 6,000,000.05 (21) Required ProForma Note Balance (21) 14,045,111.14 (22) Excess (22) 2,322,295.71 (23) Total amount allocated to principal (23) 2,276,854.72 Class Orig Balance BOM Note Bal. Target Subordination % Target Subordination Amount Target Balance Senior Target Balance Principal Allocated EOM Note Bal. Note Factor (24) Class A Notes 185,400,000.00 798,695.62 69.50% 13,931,352.28 113,758.86 0.00 684,936.76 113,758.86 0.06% (25) Class A-1 143,000,000.00 0.00 0.00 0.00 0.00% (26) Class A-2 42,400,000.00 798,695.62 684,936.76 113,758.86 0.27% (27) Class B 53,600,000.00 2,061,899.51 60.25% 12,077,179.49 1,854,172.79 113,758.86 207,726.72 1,854,172.79 3.46% (28) Class C 58,200,000.00 2,563,442.63 48.75% 9,771,991.71 2,305,187.79 1,967,931.65 258,254.84 2,305,187.79 3.96% (29) Class D 40,800,000.00 1,281,721.31 43.00% 8,619,397.81 1,152,593.89 4,273,119.43 129,127.42 1,152,593.89 2.82% (30) Class E 62,000,000.00 9,661,647.78 0.00% 0.00 8,619,397.81 5,425,713.33 996,808.98 8,664,838.80 13.98% Reserve Account Reconciliation (a) Reserve Account Rollforward (31) Specified Reserve Account Amount {(14) * 1.25%} (31) 5,000,000.00 (32) Aggregate Note Balance after all distributions {sum of (25:30)} (32) 14,090,552.12 (33) Specified Reserve Amount {Lesser of (31),(32)} (33) 5,000,000.00 (34) Beginning of Period Reserve Account Balance (34) 5,000,000.00 (35) Amount withdrawn from the Reserve Account (35) 0.00 (36) Amount deposited to the Reserve Account (36) 0.00 (37) Ending Reserve Account Balance (37) 5,000,000.00 Performance Data for the Collection Period Loss Data (a) Gross Losses (38) Aggregate Gross Charged-Off Receivables losses as of the last day of the previous Collection Period (38) 105,797,550.84 (39) Gross Charged-Off Receivables losses occurring in current Collection Period {(8)} (39) 428,805.40 (40) Aggregate Gross Charged-Off Receivables losses as of the last day of the current Collection Period (40) 106,226,356.24 (b) Liquidation Proceeds (41) The aggregate amount of Liquidation Proceeds as of the last day of the previous Collection Period (41) 40,984,723.26 (42) Gross Liquidation Proceeds occurring in the current Collection Period {(11)} (42) 215,026.78 (43) Less Net Liquidation Expenses incurred in the current Collection Period (43) (32,180.78) (44) The aggregate amount of Liquidation Proceeds as of the last day of the current Collection Period (44) 41,167,569.25 (c) Net Losses (45) The aggregate amount of Net Charged-Off Receivables losses as of the last day of the previous Collection Period (45) 64,812,827.58 (46) Net Charged-Off Receivables losses occurring in current Collection Period {(39)-(42)+(43)} (46) 245,959.40 (47) The aggregate amount of Net Charged-Off Receivables losses as of the last day of the current Collection Period (47) 65,058,786.99 (d) Historical Net Loss Data Average Principal Balance Net Loss Amount Net Loss Percentage Net Losses in Third Preceding Collection Period 27,941,535 331,199 1.19% Net Losses in Second Preceding Collection Period 25,548,251 467,203 1.83% Net Losses in First Preceding Collection Period 23,326,794 223,085 0.96% Net Losses in Current Collection Period 21,167,958 245,959 1.16% Delinquency Data (a) The number of Receivables and the aggregate principal balance for which Obligors are delinquent as of the last day of the Collection Period Current Collection Period 66 Delinquency Bucket No. of Receivables Principal Balance (48) (48) 31-60 562 3,625,070.19 (49) (49) 61-90 666 5,623,774.14 (50) (50) 91-120 117 1,005,162.36 (51) (51) Total Delinquencies 1,345 10,254,006.69 (52) Receivables greater than 60 days delinquent at end of Collection Period (52) 33.07% (53) Delinquency Trigger Rate (based on Current Collection Period) (53) 29.00% Statistical Data (e) Pool Statistics in the Collection Period Original Prev. Month Current (54) Weighted Average APR of the Receivables (54) 19.19% 19.62% 19.71% (55) Weighted Average Remaining Term of the Receivables (55) 70.00 11.23 10.41 (56) Weighted Average Original Term of the Receivables (56) 71.00 71.55 71.56 (57) Average Principal Balance (57) 19,113.15 5,314.93 5,035.19 (58) Net Losses in Period {(46)} (58) 0.00 223,084.86 245,959.40 (59) Aggregate Realized Losses {(47)} (59) 0.00 64,812,827.58 65,058,786.99 (60) Aggregate Realized Loss percentage {(59)/(14)} (60) 0.00% 16.20% 16.26% (61) Number of Receivables at End of Collection Period (61) 20,928 4,194 3,981 Extension Data (f) Collection Period Extension Data (62) Number of receivables extended in Collection Period (A) (62) 62 (63) Principal Balance of receivables extended in Collection Period (B) (63) 325,513.35 (64) Total number of receivables in Grantor Trust at beginning of Collection Period (C) (64) 4,194 (65) Pool Balance as of the beginning of the Collection Period (D) (65) 22,290,805.47 (66) Ratio of (A) over (C) (66) 1.48% (67) Ratio of (B) over (D) (67) 1.46% Amounts Deposited into the Collection Account Available Principal (68) Collections allocable to principal {(5)} (68) 1,816,888.88

(69) Current Period Liquidation Proceeds Gross of Servicer Liquidation Reimbursements {(11)} (69) 215,026.78 (70) Purchase Amount of Receivables (Purchased Receivables & receivables purchased pursuant to section 6.1) (70) 0.00 (71) Purchase Amount for Collateral Takeout & Unwinds (71) 0.00 (72) Total Collected Principal (72) 2,031,915.66 Collected Interest and Supplemental Servicing Fees (73) Collections allocable to interest {(10)} (73) 357,817.86 (74) Collections allocable to Supplemental Servicing Fees {(12)} (74) 21,892.77 (75) Total Collected Interest and Supplemental Servicing Fees (75) 379,710.63 (76) Excess amount withdrawn from Reserve Account {(35)} (76) 0.00 (77) Amount deposited to Collection Account (77) 2,411,626.29 Calculation of Interest Distributable Amount Class BOM Note Bal. Interest Carryover Note Interest Rates Days Days Basis Rate Calculated Interest (78) Class A-1 0.00 0 0.32% 30 8.33% 0.00 (79) Class A-2 798,695.62 0 0.97% 30 8.33% 645.61 (80) Class B 2,061,899.51 0 0.75% 30 8.33% 1,288.69 (81) Class C 2,563,442.63 0 1.07% 30 8.33% 2,285.74 (82) Class D 1,281,721.31 0 1.27% 30 8.33% 1,356.49 (83) Class E 9,661,647.78 0 2.90% 30 8.33% 23,348.98 Cash Distributions for Activity in Collection Period (Waterfall) Pursuant to Paid per Indent 2.7(b) Shortfall Change from Prior Period Total Deposited to Collection Account 2,411,626.29 0.00 5.2% Supplemental Servicing Fees 14,372.77 0.00 12.1% Unpaid Supplemental Servicing Fees from prior Distribution Date 0.00 0.00 0.0% Servicer Liquidation Reimbursements 39,700.78 0.00 -4.2% Unpaid Servicer Liquidation Reimbursements from prior Distribution Date 0.00 0.00 0.0% Available Funds 2,357,552.74 0.00 5.3% 1 Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes) 2.50% 46,439.18 0.00 -8.5% Servicing Fee Payable from Servicing Strip Amount 1.41% 26,191.70 0.00 -8.5% Servicing Strip Amount distributed to Class XS Notes 1.09% 20,247.48 0.00 -8.5% Unpaid Serv. Strip Amount to Pay Servicing Fee (Excess Distributed to Class XS Notes) 0.00 0.00 0.0% 2 Indemnity amounts due to Backup Servicer as successor servicer 0.00 0.00 0.0% Fees due to: Indenture Trustee 1,500.00 0.00 0.0% Owner Trustee 0.00 0.00 0.0% Grantor Trust Trustee 0.00 0.00 0.0% Administrator 83.33 0.00 0.0% Regulatory Filing Fees 0.00 0.00 0.0% Collateral Custodian 1,000.00 0.00 -72.7% Asset Representations Reviewer 0.00 0.00 0.0% Rating Agency 0.00 0.00 0.0% Independent Accountant Fees 0.00 0.00 0.0% 3 Backup Servicer Fee 2,750.00 0.00 0.0% 4 Class A Interest Distributable Amount 645.61 0.00 -44.2% 5 First Priority PDA 0.00 0.00 0.0% 6 Class B Interest Distributable Amount 1,288.69 0.00 -8.5% 7 Second Priority PDA 0.00 0.00 0.0% 8 Class C Interest Distributable Amount 2,285.74 0.00 -8.5% 9 Third Priority PDA 0.00 0.00 0.0% 10 Class D Interest Distributable Amount 1,356.49 0.00 -8.5% 11 Fourth Priority PDA 0.00 0.00 0.0% 12 Class E Interest Distributable Amount 23,348.98 0.00 -9.1% 13 Fifth Priority PDA 0.00 0.00 0.0% 14 Reserve Account (amount required to fund Reserve Account to required amount) 0.00 0.00 0.0% 15 Regular PDA (other than Class XS Notes) 2,276,854.72 0.00 6.0% 16 Unpaid indemnity amounts due to Backup Servicer as successor servicer 0.00 0.00 0.0% Unpaid Fees due to: Indenture Trustee 0.00 0.00 0.0% Owner Trustee 0.00 0.00 0.0% Grantor Trust Trustee 0.00 0.00 0.0% Administrator 0.00 0.00 0.0% Collateral Custodian 0.00 0.00 0.0% Asset Representations Reviewer 0.00 0.00 0.0% Rating Agency 0.00 0.00 0.0% Backup Servicer 0.00 0.00 0.0% 17 To holders of the certificates, any remaining amounts 0.00 0.00 0.0%